Investments in associates - Summarized aggregate financial information of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Earnings from associates – after interest and tax	$ (101)	$ 2,681	$ 2,856
Investments in associates	18,975	20,334
Rosneft
Disclosure of associates [line items]
Earnings from associates – after interest and tax	(229)	2,295	2,283
Investments in associates	11,808	12,927
Other associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	128	386	573
Investments in associates	7,167	7,407
Associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	(101)	2,681	$ 2,856
Investments in associates	$ 18,975	$ 20,334